The Nature of Expenses	12 Months Ended
Dec. 31, 2025
The Nature of Expenses
The Nature of Expenses

Note 29.  The Nature of Expenses

(a)	Depreciation of property, plant and equipment

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Recognized in cost of revenues	$4,680	7,174	6,421
Recognized in operating expenses	15,248	14,847	14,583
	$19,928	22,021	21,004

(b)	Amortization of intangible assets

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Recognized in cost of revenues	$72	57	10
Recognized in operating expenses	322	276	1,535
	$394	333	1,545

(c)	Employee benefits expense

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Salary	$125,813	115,626	110,828
Labor and health insurance	7,548	7,472	7,675
Pension	6,588	6,753	7,146
Others	6,545	6,674	7,217
	$146,494	136,525	132,866

Employee benefits expense summarized by function
Recognized in cost of revenues	$4,515	4,898	4,040
Recognized in operating expenses	141,979	131,627	128,826
	$146,494	136,525	132,866